RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Activities [Abstract]
Disclosure of profit (loss) from operating activities [text block]
5	RESULTS FROM OPERATING ACTIVITIES

5.1	COST OF SALES

	Amounts in R million	Note	2018	2017	2016

	Cost of sales		(2 347.7)	(2 307.9)	(2 236.8)
	Operating costs (a)		(2 207.1)	(2 109.3)	(2 030.2)
	Movement in gold in process and finished stock		24.5	4.8	(7.1)
	Depreciation	9	(168.0)	(179.8)	(180.2)
	Change in estimate of environmental rehabilitation	10	2.9	(0.6)	(19.3)
	Retrenchment costs		-	(23.0)	-

	(a) Operating costs
	The most significant components of operating costs include:
	Materials		(784.6)	(783.9)	(719.5)
	Labour including short term incentives, excluding retrenchment costs		(417.4)	(351.0)	(362.1)
	Electricity		(369.0)	(344.2)	(325.4)
	Specialist service providers		(326.9)	(299.7)	(282.4)
	Water		(49.9)	(71.1)	(82.1)

5.2

OTHER INCOME

ACCOUNTING POLICIES

Income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and they can be reliably measured.

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains or losses on disposal of property, plant and equipment.

Amounts in R million	2018	2017	2016

Profit on disposal of property, plant and equipment	-	12.9	10.5
	-	12.9	10.5

5.3	ADMINISTRATION EXPENSES AND OTHER COSTS

	Amounts in R million	Note	2018	2017	2016

	Included in administration expenses and other costs is the following:
	Increase in Long-Term Incentive ("LTI") liability	18.1	(17.2)	(10.0)	(29.9)
	Transactions costs incurred related to the acquisition of FWGR	28	(9.0)	-	-
	Loss on disposal of property, plant and equipment		(0.6)	-	-